Aug. 28, 2018
Floating Rate Loan Portfolio
Floating Rate Loan Portfolio

SUPPLEMENT DATED AUGUST 28, 2018

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Floating Rate Loan Portfolio — In the Principal Investment Strategies subsection, the second and third sentences of the second paragraph will now be the new third paragraph.

In addition, in the Principal Investment Strategies subsection, the current fourth paragraph will move after the first sentence of the second paragraph.

In the Principal Risks subsection, the following is added at the end of the first paragraph of Floating Rate Loan Risk.

Investments in junior loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.